Summary of Liabilities (Details) - Recast [Member] - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Beginning fair value		$ 16,541
Transfer value on exercise
Fair value of options on vesting
Change in fair value
Adoption of ASU 2018-07 adjustment		(16,541)
Total Level 3 liabilities